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COVER LETTER

                       ACE MARKETING AND PROMOTIONS, INC.
                               457ROCKAWAY AVENUE
                            VALLEY STREAM, N.Y. 11581
                                  516-256-7766
                                Fax-516-256-7805



                                  April 7, 2005


  U.S. Securities and Exchange Commission
  Washington, DC 20549-0510

  Att:   Mail Stop 0510
         Andrew Schoeffler, Staff Attorney

  Re:    Ace Marketing & Promotions, Inc.
         Form 10-SB/A filed  March 18, 2005
         File No. 000-51160

  Gentlemen:

         We have today electronically filed an amended Form 10-SB/A Registration Statement in order to correct two typographical errors on pages 31 and 32. The authorized Preferred Stock is 5,000,000 shares, not 3,000,000 shares and is correctly referenced in the financial statements.

                                                Very truly yours,

                                                ACE MARKETING & PROMOTIONS, INC.

                                                By: /s/ Dean Julia
                                                    ----------------------------
                                                    Dean Julia, CEO